Stockholders' Equity and Stock-Based Compensation - Additional Information (Detail)		3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 17, 2013 USD ($) $ / shares shares	Sep. 30, 2015 USD ($) $ / shares shares	Sep. 30, 2015 USD ($) $ / shares shares	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) CompensationPlan $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2012 USD ($) shares	Jul. 31, 2011 $ / shares shares
Stock-Based Compensation And Stockholders Equity [Line Items]
Common stock, shares authorized		350,000,000	350,000,000		350,000,000	350,000,000		350,000,000
Common stock, par value | $ / shares		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares outstanding		96,162,374	96,162,374		94,515,344	92,361,069
Common stock issued	6,921,424	96,162,374	96,162,374		94,515,344	92,361,069
Stock issued during period par value per share | $ / shares	$ 37.00
Number stock sold by company	5,500,000
Number stock sold by existing stockholders | $ / shares	$ 1,421,424
Proceeds from underwritten public offering, net of underwriting discount and offering costs | $	$ 195,300,000
Number of stock-based compensation plans | CompensationPlan					2
Options outstanding					7,600,296,000	8,479,261,000	10,404,703,000
Cash received from option exercises under plans | $			$ 9,640,000	$ 22,827,000	$ 25,386,000	$ 48,473,000	$ 25,878,000
Excess tax (benefit) shortfall from stock-based compensation | $			7,494,000		2,743,000	8,226,000	7,122,000
Aggregate intrinsic value of stock options exercised | $					$ 39,140,000	$ 52,949,000	$ 40,394,000
Stock options vested					1,649,456
Weighted average grant date fair value | $ / shares					$ 12.05
Restricted stock awards vested					565,733	241,517
Restricted stock awards and units vested, Weighted average grant date fair value | $ / shares					$ 27.46
Unrecognized compensation cost related to nonvested stock options and restricted stock | $					$ 95,989,000	$ 84,248,000
Unrecognized compensation cost over a weighted average period					2 years 4 months 10 days
Maximum [Member]
Stock-Based Compensation And Stockholders Equity [Line Items]
Number of preferred shares that board of directors can designate and issue without action by stockholders					10,000,000
Underwriters [Member]
Stock-Based Compensation And Stockholders Equity [Line Items]
Number stock sold by existing stockholders | $ / shares	$ 902,794
Stock Incentive Plan 2011 [Member]
Stock-Based Compensation And Stockholders Equity [Line Items]
Options outstanding					4,124,581
Number of common stock reserved for issuance					20,932,095
Number of shares available for issuance annual incremental terms					In addition, the number of shares available for issuance under the 2011 Plan will be increased annually on the first day of the Company's fiscal year by an amount equal to the least of (a) four percent of the outstanding shares of the Company's common stock as of the last day of the Company's immediately preceding fiscal year or (b) such other amount as the Company's board of directors may determine.
Annual share issuance increment, percentage of outstanding shares of common stock					4.00%
Restricted stock units issued, aggregate fair value | $		$ 14,261,000	$ 49,261,000
Stock Incentive Plan 2011 [Member] | Restricted Stock Units [Member]
Stock-Based Compensation And Stockholders Equity [Line Items]
Restricted stock units outstanding					2,854,955
Share-based compensation, Number of shares issued		502,383	1,686,767
Stock Incentive Plan 2011 [Member] | Stock Option [Member]
Stock-Based Compensation And Stockholders Equity [Line Items]
Share-based compensation, Number of shares issued		83,644	947,986
Common stock issued pursuant to stock awards, aggregate fair value | $		$ 958,000	$ 9,995,000
2004 Plan [Member]
Stock-Based Compensation And Stockholders Equity [Line Items]
Options outstanding					3,475,715
2011 Plan [Member]
Stock-Based Compensation And Stockholders Equity [Line Items]
Common stock, shares reserved and available for future stock option grants					13,952,559